Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,255	$ 2,074
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on translation of net investment in foreign operations	689	(134)
Net unrealized gain on cash flow hedges	114	1
Reclassification of net loss on cash flow hedges to net income	60	126
Reclassification of net loss on investments to net income		1
Reclassification of net loss on pensions to net income	5	9
Pension and post-retirement benefits	8	(29)
Other comprehensive income (loss)	876	(26)
Comprehensive income	3,131	2,048
Comprehensive income attributable to non-controlling interests	(81)	(18)
Comprehensive income attributable to Magna International Inc.	$ 3,050	$ 2,030